Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 367,529	$ 448,835
Cash Flows Used in Investing Activities:
Advances for drilling units under construction and related costs	(17,440)	(26,060)
Drilling units machinery, equipment and other improvements/ upgrades	(7,147)	(78,221)
Sale of fixed assets	190	0
(Increase)/ Decrease in restricted cash	17,524	(4,155)
Net Cash Used in Investing Activities	(6,873)	(108,436)
Cash Flows Used in Financing Activities:
Principal payments and repayments of long-term debt and senior notes	(96,674)	(35,452)
Repurchase of common stock	0	(49,911)
Senior notes repurchase	0	(121,455)
Reorganization expenses	(41,043)	0
Net Cash Used in Financing Activities	(137,717)	(206,818)
Effect of exchange rate changes on cash	0	(1,586)
Net increase in cash and cash equivalents	222,939	131,995
Cash and cash equivalents at beginning of period	718,684	734,747
Cash and cash equivalents at end of period	$ 941,623	$ 866,742